Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 143,922	$ 148,928
Restricted cash (Note 2(e))	4,998	6,912
Accounts receivable, net	8,249	7,397
Inventories (Note 5)	10,455	10,546
Due from related parties (Note 3)	1,623	7,576
Fair value of derivatives (Notes 18 and 19)	460	748
Insurance claims receivable	883	1,607
Time charter assumed (Note 12)	191	192
Prepayments and other assets	8,853	8,430
Vessels held for sale (Note 6)	12,416	4,908
Total current assets	192,050	197,244
FIXED ASSETS, NET:
Right-of-use assets (Note 11)	199,098	188,429
Vessels and advances, net (Note 6)	2,450,510	2,431,830
Total fixed assets, net	2,649,608	2,620,259
OTHER NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	78,227	111,681
Accounts receivable, net, non-current (Note 3)	3,896	8,600
Deferred charges, net (Note 7)	27,682	21,983
Restricted cash, non-current (Note 2(e))	42,976	40,031
Time charter assumed, non-current (Note 12)	839	1,030
Fair value of derivatives, non-current (Notes 18 and 19)		605
Debt securities, held to maturity (Net of allowance for credit losses of nil for 2019 and $569 for 2020) (Note 4)	6,813	6,723
Other non-current assets (Note 4)	8,425	3,802
Total assets	3,010,516	3,011,958
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	147,137	210,745
Accounts payable	7,582	6,215
Due to related parties (Note 3)	432	473
Finance lease liabilities, net (Note 11)	16,495	16,810
Accrued liabilities	17,621	19,417
Unearned revenue (Note 12)	11,893	10,387
Fair value of derivatives (Notes 18 and 19)	3,440	397
Other current liabilities	2,374	2,090
Total current liabilities	206,974	266,534
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	1,305,076	1,206,405
Finance lease liabilities, net of current portion (Note 11)	116,366	119,925
Fair value of derivatives, non-current portion (Notes 18 and 19)	3,653	433
Unearned revenue, net of current portion (Note 12)	29,627	7,933
Total non-current liabilities	1,454,722	1,334,696
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	12	12
Additional paid-in capital (Note 14)	1,366,486	1,351,352
Retained earnings / (Accumulated deficit)	(9,721)	60,578
Accumulated other comprehensive loss (Notes 18 and 20)	(7,957)	(1,214)
Total stockholders’ equity	1,348,820	1,410,728
Total liabilities and stockholders’ equity	$ 3,010,516	$ 3,011,958